INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
Schedule of Components of Income Tax Expense (Benefits)

	Year ended December 31,
	2015	2014	2013

Deferred tax benefit	$(777)	$(224)	$(432)
Current taxes	1,323	958	376

	$546	$734	$(56)

Domestic	$209	$140	$(6)
Foreign	337	594	(50)

	$546	$734	$(56)
Domestic taxes:
Current	$209	$140	$(6)
Deferred	-	-	-

	209	140	(6)
Foreign taxes:
Current	1,114	818	382
Deferred	(777)	(224)	(432)

	337	594	(50)

Income taxes (income tax benefits)	$546	$734	$(56)

Schedule of Income (Loss) from Continuing Operations Before Income Tax, Domestic and Foreign
	Year ended December 31,
	2015	2014	2013

Domestic	$(4,642)	$(2,540)	$(688)
Foreign	1,561	1,582	3

	$(3,063)	$(958)	$(685)

Schedule of Reconciliation Between The Theoretical Tax Expense And The Actual Tax Expense
	December 31,
	2015	2014	2013
Loss before taxes, as reported in the consolidated statements of income	$(3,063)	$(958)	$(685)

Statutory tax rate	25%	26.5%	25%
Theoretical tax benefit on the above amount at the Israeli statutory tax rate	$26.5%	$(254)	$(171)
State taxes and tax adjustment in respect of different tax rate of foreign subsidiaries	(812)	112	(6)
Non-deductible expenses and other permanent differences	307	496	226
Losses and timing differences for which valuation allowance was provided	(26)	288	760
Utilization of tax losses for which valuation allowance was provided for in prior years	861	(52)	(816)
Withholding taxes	(14)	175	92
Other	209	(31)	(141)

Actual taxes on income (income tax benefit)	$546	$734	$(56)

Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2015	2014

Net operating loss carry forwards	$13,974	$12,590
Temporary differences related to research and development expenses	2,242	1,865
Temporary differences related to accrued employee costs	441	378
Deferred revenue and other	1,012	706
Total deferred tax asset before valuation allowance	17,669	15,539
Less - valuation allowance	(15,045)	(14,834)

Deferred tax asset	2,624	705

Deferred tax liability - Intangible assets and other	(2,345)	(68)

Deferred tax assets, net	$279	$637

Domestic:	$-	$-

Foreign:
	$279	$637

Summary of Unrecognized Tax Benefits
	December 31,
	2015	2014

Opening balance	$93	$103
Additions for prior years' tax position	-	10
Additions related to the current year	113	-
Reduction of prior years' tax position due to lapse of statute of limitation	(15)	(20)

Closing balance	$191	$93

Included in accrued expenses and other current liabilities	$40	$39

Included in other long term liabilities	$151	$54